Stock Incentive Plan	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Incentive Plan
5.	Stock Incentive Plan
Legacy IronNet’s Board of Directors adopted and the stockholders approved Legacy IronNet’s 2014 Stock Incentive Plan (the “2014 Plan”) on September 29, 2014 and on October 17, 2014, respectively. The 2014 Plan was periodically amended, most recently on June 7, 2019. The 2014 Plan permitted the grant of incentive stock options “ISOs,”
non-qualified
stock options “NSOs,” stock appreciation rights, restricted stock, restricted stock units “RSUs,” and other stock-based awards. ISOs were only able to be granted to Legacy IronNet’s employees and to any of the employees of Legacy IronNet’s subsidiary corporations’ employees. All other awards could be granted to employees, directors and consultants of Legacy IronNet’s and to any of Legacy IronNet’s parent or subsidiary corporation’s employees or consultants.
On August 26, 2021, the closing date of the Merger, per the Merger Agreement, the outstanding Legacy IronNet ISO and RSU grants issued under the 2014 Plan were converted to their post-transaction equivalents based on the conversion ratio, which total 18,971,549 shares in the Combined Company when exercised or converted. Additionally, as of the closing date, the 2021 Equity Incentive Plan (the “2021 Plan”) was approved by Legacy LGL’s stockholders. Under the 2021 Plan, the Company may grant ISOs, RSUs and other equity securities to acquire, to convert into or to receive up to 13,500,000 shares of Class A common stock. As of October 31, 2021, there were 13,500,000 share equivalents that remained available to issue under the 2021 Plan.
All share equivalents issued or issuable under the 2014 Plan and the 2021 Plan (the “Stock Incentive Plans”) normally vest over a forty-eight month period with an initial catch up of 25% vesting at the end of the first year during which no vesting occurs. In limited cases, vesting as short as twelve months with no cliff, vesting based on performance criteria and acceleration under certain events have also been permitted; however, such exceptions apply to less than 15% of the share equivalents authorized under the Stock Incentive Plans.
With regard to stock option grants, the exercise price of each ISO granted under the Stock Incentive Plans may not be less than the fair market value per share of the underlying Class A common stock on the date of grant. The Board of Directors establishes the term and the vesting of all options issued under the Stock Incentive Plans; however, in no event will the term exceed ten years. The fair value of each stock option and RSU award was originally estimated on the date of grant using the Black-Scholes Option Pricing Model using the independent valuations of the Company’s stock. The Company’s determination of the fair value of stock options and restricted stock units is affected by the Company’s stock price as well as a number of subjective and complex assumptions. These assumptions include the Company’s volatility, dividend yield, and risk-free interest rate.
Presented below is a summary of the status of the stock options under the Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value of outstanding options
			(Years)
Outstanding at February 1, 2021	2,181,668	0.53	5.9	5,572,988
Granted	—	—	—	—
Exercised	(591,157)	0.52	5.2	7,287,806
Forfeited or expired	(115,671)	0.57	5.5	—

Outstanding at October 31, 2021	1,474,840	0.53	5.1	18,173,257

Exercisable at October 31, 2021	1,462,370	0.52	5.1	18,024,597

For the three months ended October 31, 2021 and 2020, the Company recorded $8 and $(29) of compensation cost related to stock options, respectively. For the nine months ended October 31, 2021 and 2020, the Company recorded $40 and $27 of compensation cost related to stock options, respectively.
The RSUs granted under the 2014 Plan contain an additional vesting requirement that, in addition to the applicable time or performance vesting criteria noted above, also requires the occurrence of a liquidity event. On the date of the Merger, the Board of Directors resolved that the Merger constituted a liquidity event, triggering the liquidity event criteria for vesting. As detailed in Note 2, in connection with the close of the Merger with Legacy LGL, the Company recognized a non-cash
expense in the fiscal third quarter 2022 in an amount of $160,094.
Presented below is a summary of the status of outstanding RSUs, including showing the vesting status other than the liquidity event condition:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at February 1, 2021	9,712,169	$11.75
Granted	2,181,077	12.85
Vested	(2,430,871)	12.85
Forfeited or expired	(1,257,920)	12.85

Non-vested at October 31, 2021	8,204,455	$11.55

The fair value of each RSU was previously estimated on the date of grant using the Black-Scholes Option Pricing Model based on the same assumptions utilized for calculating fair market value of the stock options and utilizing the as converted equivalent price of securities issued during the period. As the closing of the Merger represented the satisfaction of the liquidity event vesting requirement for outstanding RSUs, and vesting was not probable until that time, all RSUs issued prior to the completion of the Merger were revalued using a fair value of $12.85, which is the closing share price on that date.
Stock compensation expense for ISOs is recognized on a straight line basis and with a provision for forfeitures matched to historical experience for matured grant cohorts. Stock compensation expense for RSUs is recognized on a graded basis matched to the length and vesting tranches for each grant. In the event that a RSU grant holder is terminated before the award is fully vested, the full amount of the unvested portion of the award will be recognized as a forfeiture in the period of termination.
As of October 31, 2021, there was approximately $ 52,908 of unrecognized compensation cost related to share-based compensation arrangements granted under the 2014 Plan, of which $3 remained for options and $ 52,905 remained for RSUs, respectively. The fair value of the shares under stock options granted that vested, net of forfeitures, during the nine month periods ended October 31, 2021, and 2020 totaled $5,306 and $579, respectively, primarily as a result of the forfeitures recognized during the periods exceeding previous estimates.
Employee Stock Purchase Plan (‘ESPP’)
In August 2021, Legacy LGL’s Board of Directors adopted, and its stockholders approved, the ESPP. The ESPP became effective immediately upon the Closing of the Merger.
The purpose of the ESPP is to provide a means by which our eligible employees and certain designated companies may be given an opportunity to purchase shares of our common stock, to assist us in retaining the services of eligible employees, to secure and retain the services of new employees and to provide incentives for such persons to exert maximum efforts for our success.
The Plan includes two components: a 423 Component and a
Non-423
Component. We intend that the 423 Component will qualify as options issued under an “employee stock purchase plan” as that term is defined in Section 423(b) of the Code. Except as otherwise provided in the ESPP or determined by our board of directors, the
Non-423
Component will operate and be administered in the same manner as the 423 Component.
As of October 31, 2021, there were no purchases of shares for any eligible employee.

6.	Stock Incentive Plan
The Company has a Stock Incentive Plan (the Stock Incentive Plan) under which, as of January 31, 2020, it may grant incentive stock options (ISOs), Restricted Stock Options (RSUs) and other equity securities to acquire, to convert into or to receive up to 29,511 shares of Class A common stock. As of January 31, 2021, there were 3,284 share equivalents that remained available to issue under the Stock Incentive Plan.
All share equivalents issuable under the Stock Incentive Plan normally vest over a forty-eight month period with an initial catch up of 25% vesting at the end of the first year during which no vesting occurs. In limited cases, vesting as short as twelve months with no cliff, vesting based on performance criteria and acceleration under certain events have also been permitted; however, such exceptions apply to less than 15% of the share equivalents authorized under the Stock Incentive Plan.
With regard to stock option grants, the exercise price of each ISO granted under the Stock Option Plan may not be less than the fair market value per share of the underlying Class A common stock on the date of grant. The Board of Directors establishes the term and the vesting of all options issued under the Stock Option Plan; however, in no event will the term exceed ten years.
The fair value of each stock option and restricted stock award was estimated on the date of grant using the Black-Scholes Option Pricing Model using the independent valuations of the company’s stock. The Company’s determination of the fair value of stock options and restricted stock options is affected by the Company’s stock price as well as a number of subjective and complex assumptions. These assumptions include the Company’s volatility, dividend yield, and risk-free interest rate.
The weighted-average assumptions for the years ended January 31 are noted in the following table:

	2021	2020
Expected volatility	55.0%	50.0%
Expected dividend yield	0.0%	0.0%
Expected option term (in years)	2.0	2.0
Risk-free interest rate	0.23%	2.27%
The expected volatility of the options granted was estimated using the historical volatility of share prices of publicly traded companies within the same or similar industry as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected dividends are based on the Company’s historical estimated issuance and management’s expectations for dividend issuance in the future. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
Presented below is a summary of the status of the stock options under the Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Intrinsic Value of Outstanding Options
Outstanding at February 1, 2019	4,211	$0.54	6.8	$4,431
Granted	—	—	—
Exercised	(365)	$0.50	6.4	$397
Forfeited or expired	(244)	$0.64	6.9

Outstanding at January 31, 2020	3,602	$0.54	6.9	$4,088

Exercisable at January 31, 2020	2,638	$0.50	6.7	$3,069

Outstanding at February 1, 2020	3,602	$0.54	5.9	$4,088
Granted	—	—	—
Exercised	(403)	$0.52	5.2	$468
Forfeited or expired	(1,017)	$0.57	6.1

Outstanding at January 31, 2021	2,182	$0.53	5.9	$5,573

Exercisable at January 31, 2021	1,995	$0.52	5.8	$5,116

The Company recorded $(6) and $171 of compensation cost related to stock options to operations during the years ended January 31, 2021 and January 31, 2020, respectively. During the year ended January 31, 2021, the number of forfeitures were higher than historical levels, which resulted in the Company revising its estimate for forfeitures from 28.1% to 41.1%.
The Restricted Stock Units (RSUs) granted under the Stock Incentive Plan contain an additional vesting requirement that, in addition to the applicable time or performance vesting criteria noted above, also require the occurrence of a liquidity event. The requirements have not yet been met and therefore there is no expense recorded for RSUs in fiscal year 2021 and 2020. They also have a life of seven years.
Presented below is a summary of the status of outstanding RSUs, including showing the vesting status other than the liquidity event condition:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at February 1, 2019	1,592	$1.58
Granted	13,969	1.63
Vested	(909)	1.63
Forfeited or expired	(255)	1.62

Non-vested at January 31, 2020	14,397	$1.62

Non-vested at February 1, 2020	14,397	$1.62
Granted	2,029	3.08
Vested	(5,090)	1.70
Forfeited or expired	(1,624)	2.06

Non-vested at January 31, 2021	9,712	$1.82

The fair value of each RSU was estimated on the date of grant using the Black-Scholes Option Pricing Model based on the same assumptions utilized for calculating fair market value of the stock options and utilizing the as converted equivalent price of securities issued during the period.
As of January 31, 2021, there was $27,908 of unrecognized compensation cost related to share-based compensation arrangements granted under the Stock Incentive Plan, of which $44 remained for options and $27,864 remained for
RSUs
, respectively. The Company recognizes such compensation costs over the term of each respective grant after taking into account historical forfeiture rates for options and starting at the time of a liquidity event, the period between the date of a liquidity event and the remainder of the vesting period for each RSU grant. The fair value of the shares under stock options granted that vested, net of forfeited vested, during the twelve-month period ending January 31, 2021 and January 31, 2020, totaled $(1,672) and $606, respectively.